Significant accounting policies - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	May 29, 2018 a	Mar. 31, 2018 INR (₨) MillionTonnesPerAnnum	Mar. 31, 2017 INR (₨) MillionTonnesPerAnnum	Mar. 31, 2016 MillionTonnesPerAnnum	Mar. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Concession period for Port concession rights		P30Y
Additional depletion charge at HZL | ₨		₨ 3,693
Alloted land for future expansion cancelled due to dispute | a	342.22
Bharat aluminium company limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of remaining Government ownership interest in subsidiary		49.00%
Hindustan Zinc Limited (HZL) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of remaining Government ownership interest in subsidiary		29.50%
Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of other intangible assets		P5Y
Mining rights [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of other intangible assets		P16Y
Mining rights [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of other intangible assets		P25Y
Technical know-how [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of other intangible assets		P10Y
Acquired brand [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of other intangible assets		P10Y
Alumina Refinery Operations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Refinery capacity			2	4
Refinery capacity		6
Mining assets		₨ 67,875	₨ 69,277		$ 1,043
Alumina Refinery Operations [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Refinery capacity		2
Alumina Refinery Operations [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Refinery capacity		4
Assets Under Operation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mining assets		₨ 18,500			284
Assets Under Expansion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mining assets		₨ 9,631			$ 148